UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07353

T. Rowe Price Corporate Income Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: November 30, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

November 30, 2025

Corporate Income Fund

Investor Class (PRPIX)

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Investor Class	$30	0.59%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$292,551
Number of Portfolio Holdings	273

Portfolio Turnover Rate	59.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	83.9%
Asset-Backed Securities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.6
Foreign Government Obligations & Municipalities	3.4
Securities Lending Collateral	2.4
Municipal Securities	0.8
Convertible Preferred Stocks	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	3.6%
Citigroup	3.2
Morgan Stanley	2.7
Bank of America	1.9
Wells Fargo	1.8
Goldman Sachs Group	1.8
JPMorgan Chase	1.7
Meta Platforms	1.6
Oracle	1.5
Diamondback Energy	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F112-053 1/26

Corporate Income Fund

Investor Class (PRPIX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Corporate Income Fund

I Class (TICCX)

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - I Class	$21	0.41%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$292,551
Number of Portfolio Holdings	273

Portfolio Turnover Rate	59.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	83.9%
Asset-Backed Securities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.6
Foreign Government Obligations & Municipalities	3.4
Securities Lending Collateral	2.4
Municipal Securities	0.8
Convertible Preferred Stocks	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	3.6%
Citigroup	3.2
Morgan Stanley	2.7
Bank of America	1.9
Wells Fargo	1.8
Goldman Sachs Group	1.8
JPMorgan Chase	1.7
Meta Platforms	1.6
Oracle	1.5
Diamondback Energy	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F445-053 1/26

Corporate Income Fund

I Class (TICCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

November 30, 2025

Corporate Income Fund

Z Class (TRZCX)

This semi-annual shareholder report contains important information about Corporate Income Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Corporate Income Fund - Z Class	$1	0.01%

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$292,551
Number of Portfolio Holdings	273

Portfolio Turnover Rate	59.7%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	83.9%
Asset-Backed Securities	5.5
U.S. Government Agency Obligations (Excluding Mortgage-Backed)	3.6
Foreign Government Obligations & Municipalities	3.4
Securities Lending Collateral	2.4
Municipal Securities	0.8
Convertible Preferred Stocks	0.3
Non-U.S. Government Mortgage-Backed Securities	0.2
Short-Term and Other	-0.1

Top Ten Holdings (as a % of Net Assets)

U.S. Treasury Bonds	3.6%
Citigroup	3.2
Morgan Stanley	2.7
Bank of America	1.9
Wells Fargo	1.8
Goldman Sachs Group	1.8
JPMorgan Chase	1.7
Meta Platforms	1.6
Oracle	1.5
Diamondback Energy	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1405-053 1/26

Corporate Income Fund

Z Class (TRZCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
November 30, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRPIX Corporate Income Fund
TICCX Corporate Income
Fund–
.
I Class
TRZCX Corporate Income
Fund–
.
Z Class

T. ROWE PRICE Corporate Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.95 $ 7.89 $ 7.88 $ 8.38 $ 9.93 $ 9.77
Investment
activities
Net investment
income
(1)(2)
0.19 0.38 0.35 0.29 0.23 0.26
Net realized and
unrealized gain/
loss 0.26 0.06 0.02 (0.50) (1.25) 0.26
Total from
investment
activities 0.45 0.44 0.37 (0.21) (1.02) 0.52
Distributions
Net investment
income (0.19) (0.38) (0.36) (0.29) (0.24) (0.26)
Net realized gain — — — — (0.29) (0.10)
Total distributions (0.19) (0.38) (0.36) (0.29) (0.53) (0.36)
NET ASSET
VALUE
End of period $ 8.21 $ 7.95 $ 7.89 $ 7.88 $ 8.38 $ 9.93

T. ROWE PRICE Corporate Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
5.72% 5.67% 4.82% (2.42)% (10.88)% 5.36%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.80%
(4)
0.72% 0.70% 0.69% 0.59% 0.59%
Net expenses
after waivers/
payments by
Price Associates 0.59%
(4)
0.59% 0.59% 0.59% 0.59% 0.59%
Net investment
income 4.68%
(4)
4.72% 4.47% 3.70% 2.37% 2.58%
Portfolio turnover
rate 59.7% 78.1% 90.7% 68.6% 85.5% 107.6%
Net assets, end
of period (in
thousands) $120,369 $116,355 $126,974 $141,998 $165,944 $420,125
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Corporate Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET
VALUE
Beginning of period $ 7.96 $ 7.90 $ 7.88 $ 8.39 $ 9.94 $ 9.78
Investment
activities
Net investment
income
(1)(2)
0.20 0.40 0.36 0.31 0.25 0.27
Net realized and
unrealized gain/
loss 0.26 0.06 0.03 (0.51) (1.25) 0.27
Total from
investment
activities 0.46 0.46 0.39 (0.20) (1.00) 0.54
Distributions
Net investment
income (0.20) (0.40) (0.37) (0.31) (0.26) (0.28)
Net realized gain — — — — (0.29) (0.10)
Total distributions (0.20) (0.40) (0.37) (0.31) (0.55) (0.38)
NET ASSET
VALUE
End of period $ 8.22 $ 7.96 $ 7.90 $ 7.88 $ 8.39 $ 9.94

T. ROWE PRICE Corporate Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
Ratios/Supplemental Data
Total return
(2)(3)
5.81% 5.87% 5.15% (2.36)% (10.71)% 5.47%
Ratios to average net assets:
(2)
Gross expenses
before waivers/
payments by
Price Associates 0.53%
(4)
0.47% 0.46% 0.46% 0.44% 0.49%
Net expenses
after waivers/
payments by
Price Associates 0.41%
(4)
0.41% 0.41% 0.41% 0.41% 0.48%
Net investment
income 4.86%
(4)
4.91% 4.66% 3.89% 2.78% 2.66%
Portfolio turnover
rate 59.7% 78.1% 90.7% 68.6% 85.5% 107.6%
Net assets, end
of period (in
thousands) $172,129 $155,172 $149,202 $149,436 $162,609 $22,825
0% 0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
Annualized

T. ROWE PRICE Corporate Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
NET ASSET
VALUE
Beginning of period $ 7.96 $ 7.89 $ 7.88 $ 8.38 $ 9.94 $ 10.01
Investment
activities
Net investment
income
(2)(3)
0.22 0.43 0.40 0.34 0.28 0.08
Net realized and
unrealized gain/
loss 0.24 0.07 0.02 (0.50) (1.25) (0.07)
(4)
Total from
investment
activities 0.46 0.50 0.42 (0.16) (0.97) 0.01
Distributions
Net investment
income (0.21) (0.43) (0.41) (0.34) (0.30) (0.08)
Net realized gain — — — — (0.29) —
Total distributions (0.21) (0.43) (0.41) (0.34) (0.59) (0.08)
NET ASSET
VALUE
End of period $ 8.21 $ 7.96 $ 7.89 $ 7.88 $ 8.38 $ 9.94

T. ROWE PRICE Corporate Income Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
6 Months
. Ended
11/30/25
.. Year ..
.. Ended .
2/22/21
(1)
Through
5/31/21 5/31/25 5/31/24 5/31/23 5/31/22
Ratios/Supplemental Data
Total return
(3)(5)
5.88% 6.43% 5.44% (1.84)% (10.43)% 0.14%
Ratios to average net assets:
(3)
Gross expenses
before waivers/
payments by
Price Associates 0.48%
(6)
0.42% 0.42% 0.42% 0.43% 0.48%
(6)
Net expenses
after waivers/
payments by
Price Associates 0.01%
(6)
0.00% 0.00% 0.00% 0.00% 0.00%
(6)
Net investment
income 5.42%
(6)
5.30% 5.07% 4.30% 2.96% 2.92%
(6)
Portfolio turnover
rate 59.7% 78.1% 90.7% 68.6% 85.5% 107.6%
Net assets, end
of period (in
thousands) $53 $59,563 $265,549 $259,273 $281,974 $339,398
0% 0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
The amount presented is inconsistent with the fund's aggregate gains and losses because of the timing of sales and redemptions of fund shares in relation to fluctuating market values for the investment portfolio.
(5)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(6)
Annualized

T. ROWE PRICE Corporate Income Fund
November 30, 2025 Unaudited

Portfolio of Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  5.5%
Car Loan  0.5%
Carvana Auto Receivables Trust
Series 2021-P1, Class D
1.82%, 12/10/27  670 664
Carvana Auto Receivables Trust
Series 2022-N1, Class D
4.13%, 12/11/28 (1) 84 83
Exeter Automobile Receivables Trust
Series 2025-5A, Class C
4.68%, 3/15/32  295 296
Santander Drive Auto Receivables Trust
Series 2025-4, Class C
4.52%, 1/15/32  315 316
1,359
Other Asset-Backed Securities  5.0%
CyrusOne Data Centers Issuer I
Series 2024-2A, Class A2
4.50%, 5/20/49 (1) 585 573
Driven Brands Funding
Series 2019-2A, Class A2
3.981%, 10/20/49 (1) 243 241
Driven Brands Funding
Series 2020-2A, Class A2
3.237%, 1/20/51 (1) 601 581
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,821 1,883
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 157 176
Hardee's Funding
Series 2018-1A, Class A23
5.71%, 6/20/48 (1) 591 586
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 780 728
Hotwire Funding
Series 2021-1, Class A2
2.311%, 11/20/51 (1) 2,360 2,304
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 1,415 1,378
MVW
Series 2021-1WA, Class C
1.94%, 1/22/41 (1) 34 33

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
ServiceMaster Funding
Series 2020-1, Class A2I
2.841%, 1/30/51 (1) 422 401
Sierra Timeshare Receivables Funding
Series 2025-2A, Class B
4.93%, 4/20/44 (1) 80 80
Sierra Timeshare Receivables Funding
Series 2025-3A, Class B
4.64%, 8/22/44 (1) 112 112
Sonic Capital
Series 2020-1A, Class A2I
3.845%, 1/20/50 (1) 3,004 2,965
Stonepeak
Series 2021-1A, Class AA
2.301%, 2/28/33 (1) 732 712
TPIC SPV I
Series 2024-1A, Class A
7.131%, 11/30/44, Acquisition Date: 12/10/24, Cost $334 (2)(3) 334 336
Zaxby's Funding
Series 2021-1A, Class A2
3.238%, 7/30/51 (1) 1,629 1,535
14,624
Total Asset-Backed Securities
(Cost $16,194) 15,983
CONVERTIBLE PREFERRED STOCKS  0.3%
FINANCIAL INSTITUTIONS  0.3%
Brokerage Asset Managers Exchanges  0.3%
Ares Management, Series B, 6.75%, 10/1/27  16 770
Total Financial Institutions 770
Total Convertible Preferred Stocks
(Cost $740) 770
CORPORATE BONDS  83.9%
FINANCIAL INSTITUTIONS  33.9%
Banking  17.5%
American Express, VR, 4.918%, 7/20/33 (4) 620 634
Bank of America, VR, 5.425%, 8/15/35 (4) 1,230 1,263
Bank of America, VR, 5.464%, 5/9/36 (4) 2,695 2,831
Bank of America, Series TT, VR, 6.125% (4)(5)(6) 1,580 1,590
Banque Federative du Credit Mutuel, 5.538%, 1/22/30 (1) 1,315 1,371
CaixaBank, VR, 6.037%, 6/15/35 (1)(4) 1,825 1,952

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Citigroup, VR, 3.98%, 3/20/30 (4) 6,105 6,045
Citigroup, VR, 4.952%, 5/7/31 (4) 1,010 1,036
Citigroup, VR, 5.174%, 9/11/36 (4) 700 715
Citigroup, VR, 5.333%, 3/27/36 (4) 1,380 1,419
Credit Agricole, VR, 4.818%, 9/25/33 (1)(4) 1,275 1,276
Goldman Sachs Group, VR, 2.615%, 4/22/32 (4) 4,190 3,823
Goldman Sachs Group, VR, 5.218%, 4/23/31 (4) 1,320 1,369
JPMorgan Chase, VR, 4.81%, 10/22/36 (4) 935 936
JPMorgan Chase, VR, 5.572%, 4/22/36 (4) 2,050 2,178
JPMorgan Chase, VR, 6.254%, 10/23/34 (4) 1,650 1,822
Morgan Stanley, VR, 2.239%, 7/21/32 (4) 885 788
Morgan Stanley, VR, 4.431%, 1/23/30 (4) 3,635 3,660
Morgan Stanley, VR, 5.192%, 4/17/31 (4) 940 974
Morgan Stanley, VR, 5.32%, 7/19/35 (4) 759 789
Morgan Stanley, VR, 6.342%, 10/18/33 (4) 1,515 1,669
National Australia Bank, 2.99%, 5/21/31 (1) 2,235 2,055
PNC Financial Services Group, VR, 5.373%, 7/21/36 (4) 250 258
PNC Financial Services Group, VR, 5.575%, 1/29/36 (4) 1,330 1,396
Santander U.K. Group Holdings, VR, 5.136%, 9/22/36 (4) 220 219
Santander U.K. Group Holdings, VR, 5.694%, 4/15/31 (4) 1,390 1,451
Societe Generale, VR, 5.519%, 1/19/28 (1)(4) 1,624 1,644
Societe Generale, VR, 6.691%, 1/10/34 (1)(4) 655 717
Wells Fargo, VR, 4.611%, 4/25/53 (4) 1,515 1,326
Wells Fargo, VR, 4.892%, 9/15/36 (4) 960 968
Wells Fargo, VR, 5.605%, 4/23/36 (4) 2,085 2,199
Wells Fargo, Series BB, VR, 3.90% (4)(5) 780 776
51,149
Brokerage Asset Managers Exchanges  1.6%
Jane Street Group, 6.75%, 5/1/33 (1) 205 214
Jane Street Group, 7.125%, 4/30/31 (1) 1,330 1,398
LPL Holdings, 5.65%, 3/15/35  1,030 1,053
LPL Holdings, 5.75%, 6/15/35  1,011 1,039
Lseg U.S. Fin, 5.297%, 3/28/34 (1) 985 1,022
4,726
Finance Companies  1.1%
Ares Strategic Income Fund, 5.45%, 9/9/28 (1) 885 890
Blue Owl GP Stakes IV, 4.88%, 10/30/28, Acquisition Date: 10/9/25,
Cost $580 (2)(3)(7) 580 580
Golub Capital Private Credit Fund, 5.875%, 5/1/30  225 227
PennyMac Financial Services, 6.75%, 2/15/34 (1) 1,430 1,475
3,172
Financial Other  1.4%
Atlas Warehouse Lending, 4.95%, 11/15/30 (1) 960 965
Corp. Inmobiliaria Vesta, 5.50%, 1/30/33 (1) 750 756

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
HAT Holdings I, 8.00%, 6/15/27 (1) 2,210 2,293
4,014
Insurance  8.4%
Aspen Insurance Holdings, 5.75%, 7/1/30  360 377
Athene Global Funding, 5.526%, 7/11/31 (1) 2,035 2,088
Centene, 2.50%, 3/1/31  1,075 924
Centene, 3.375%, 2/15/30  970 891
Equitable America Global Funding, 4.70%, 9/15/32 (1) 935 932
Equitable America Global Funding, 4.95%, 6/9/30 (1) 1,550 1,581
First American Financial, 5.45%, 9/30/34  1,942 1,967
Five Corners Funding Trust II, 2.85%, 5/15/30 (1) 309 291
Fortitude Group Holdings, 6.25%, 4/1/30 (1) 560 581
GA Global Funding Trust, 5.40%, 1/13/30 (1)(6) 795 817
GA Global Funding Trust, 5.50%, 4/1/32 (1) 695 708
Health Care Service Corp. A Mutual Legal Reserve, 2.20%,
6/1/30 (1) 1,933 1,757
Jackson National Life Global Funding, 5.35%, 1/13/30 (1) 2,080 2,159
Molina Healthcare, 6.50%, 2/15/31 (1) 645 657
Muenchener Rueckversicherungs-Gesellschaft in Muenchen, VR,
5.875%, 5/23/42 (1)(4) 1,400 1,469
RenaissanceRe Holdings, 5.80%, 4/1/35  235 248
RGA Global Funding, 5.00%, 8/25/32 (1) 1,415 1,422
Swiss RE Subordinated Finance, VR, 6.191%, 4/1/46 (1)(4) 1,000 1,048
UnitedHealth Group, 2.90%, 5/15/50  1,270 826
UnitedHealth Group, 5.30%, 6/15/35 (6) 370 384
UnitedHealth Group, 5.50%, 7/15/44  1,960 1,975
UnitedHealth Group, 5.95%, 6/15/55  210 220
Wynnton Funding Trust, 5.251%, 8/15/35 (1) 1,410 1,428
24,750
Real Estate Investment Trusts  3.9%
American Homes 4 Rent, 5.25%, 3/15/35  710 725
Goodman U.S. Finance Six, 5.125%, 10/7/34 (1) 1,305 1,326
Healthcare Realty Holdings, 3.10%, 2/15/30  2,605 2,464
Invitation Homes Operating Partnership, 5.45%, 8/15/30  1,360 1,416
Kilroy Realty, 4.25%, 8/15/29  1,375 1,348
Kite Realty Group, 4.95%, 12/15/31  1,850 1,877
Prologis Targeted U.S. Logistics Fund, 4.75%, 1/15/36 (1) 400 392
Prologis Targeted U.S. Logistics Fund, 5.25%, 1/15/35 (1) 695 713
Simon Property Group, 5.125%, 10/1/35  1,050 1,068
11,329
Total Financial Institutions 99,140

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
INDUSTRIAL  40.7%
Basic Industry  2.7%
Antofagasta, 5.625%, 9/9/35 (1) 690 709
Celanese U.S. Holdings, 6.879%, 7/15/32  990 1,007
Minera Mexico, 5.625%, 2/12/32 (1) 1,470 1,517
South32 Treasury, 4.35%, 4/14/32 (1) 1,635 1,588
Yara International, 7.378%, 11/14/32 (1)(6) 2,640 3,010
7,831
Capital Goods  1.5%
Amrize Finance U.S., 4.95%, 4/7/30 (1) 600 614
Amrize Finance U.S., 5.40%, 4/7/35 (1) 555 571
Boeing, 6.298%, 5/1/29  1,510 1,605
Boeing, 6.858%, 5/1/54  1,170 1,332
General Dynamics, 4.95%, 8/15/35  186 191
4,313
Communications  6.5%
AT&T, 3.50%, 9/15/53  4,451 3,054
Beignet Investor, 6.581%, 5/30/49 (1) 670 720
Charter Communications Operating, 3.90%, 6/1/52  1,192 779
Directv Financing, 10.00%, 2/15/31 (1) 1,455 1,444
Meta Platforms, 5.625%, 11/15/55  1,755 1,743
Meta Platforms, 5.75%, 11/15/65  3,095 3,064
NTT Finance, 5.171%, 7/16/32 (1) 680 702
SBA Tower Trust, 4.831%, 10/15/29 (1) 2,085 2,097
T-Mobile USA, 5.05%, 7/15/33  2,786 2,852
Time Warner Cable, 6.55%, 5/1/37  149 152
Time Warner Cable Enterprises, 8.375%, 7/15/33  956 1,106
Verizon Communications, 5.875%, 11/30/55  1,420 1,423
19,136
Consumer Cyclical  5.2%
Advance Auto Parts, 7.375%, 8/1/33 (1) 690 703
Carnival, 5.75%, 8/1/32 (1) 1,425 1,459
CBRE Services, 4.90%, 1/15/33  455 460
Flutter Treasury DAC, 6.375%, 4/29/29 (1) 1,345 1,389
Ford Motor Credit, 5.73%, 9/5/30  335 340
Ford Motor Credit, 6.532%, 3/19/32  790 828
Ford Motor Credit, 7.35%, 3/6/30  500 536
General Motors, 5.95%, 4/1/49  903 880
General Motors Financial, 5.55%, 7/15/29  1,675 1,735
GLP Capital, 5.25%, 2/15/33  1,375 1,375
Hyundai Capital America, 5.40%, 1/8/31 (1) 550 570
Hyundai Capital America, 6.20%, 9/21/30 (1) 1,305 1,399
Hyundai Capital America, 6.50%, 1/16/29 (1) 860 912

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Magna International, 5.875%, 6/1/35  175 186
Match Group Holdings II, 6.125%, 9/15/33 (1) 560 566
NFL, 4.78%, 10/5/30, Acquisition Date: 6/27/25, Cost $120 (2)(3)(7) 120 120
Sodexo, 5.15%, 8/15/30 (1) 350 359
Sodexo, 5.80%, 8/15/35 (1)(6) 915 960
ZF North America Capital, 6.75%, 4/23/30 (1) 436 422
15,199
Consumer Non-Cyclical  9.3%
AbbVie, 4.95%, 3/15/31  1,145 1,190
AbbVie, 5.40%, 3/15/54  2,370 2,359
BAT Capital, 6.25%, 8/15/55  1,700 1,765
Beth Israel Lahey Health, Series O, 4.717%, 7/1/30  525 534
Cigna Group, 4.875%, 9/15/32  1,565 1,588
CVS Health, 5.00%, 9/15/32 (6) 270 276
CVS Health, 5.05%, 3/25/48  3,450 3,097
Eli Lilly, 5.55%, 10/15/55  204 210
HCA, 5.45%, 9/15/34  910 945
HCA, 5.95%, 9/15/54  1,215 1,216
Icon Investments Six, 5.849%, 5/8/29  370 386
Icon Investments Six, 6.00%, 5/8/34  619 654
Imperial Brands Finance, 5.625%, 7/1/35 (1) 1,320 1,361
Kenvue, 5.10%, 3/22/43  1,510 1,463
Kraft Heinz Foods, 5.00%, 6/4/42  218 202
Mars, 5.65%, 5/1/45 (1) 635 648
Mars, 5.70%, 5/1/55 (1) 1,230 1,256
Pfizer, 5.60%, 11/15/55  1,685 1,704
Solventum, 5.45%, 3/13/31  1,760 1,836
Solventum, 5.90%, 4/30/54  1,335 1,366
Sutter Health, Series 2025, 5.537%, 8/15/35  1,880 1,989
Takeda Pharmaceutical, 3.025%, 7/9/40 (6) 1,210 932
Teva Pharmaceutical Finance Netherlands III, 4.10%, 10/1/46  505 384
27,361
Energy  7.0%
Diamondback Energy, 4.25%, 3/15/52 (6) 915 723
Diamondback Energy, 5.75%, 4/18/54  3,560 3,418
Eni, 5.50%, 5/15/34 (1) 830 859
Eni, 5.95%, 5/15/54 (1) 1,025 1,024
Florida Gas Transmission, 5.75%, 7/15/35 (1) 710 742
Harbour Energy, 6.327%, 4/1/35 (1) 2,095 2,148
HF Sinclair, 5.75%, 1/15/31  870 900
HF Sinclair, 6.25%, 1/15/35  1,005 1,058
Hilcorp Energy I, 5.75%, 2/1/29 (1) 1,610 1,578
Kinetik Holdings, 6.625%, 12/15/28 (1) 1,015 1,042
Occidental Petroleum, 6.05%, 10/1/54  1,510 1,459

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Raizen Fuels Finance, 5.70%, 1/17/35 (1) 810 667
Raizen Fuels Finance, 6.70%, 2/25/37 (1) 1,465 1,257
Sunoco, 5.625%, 3/15/31 (1) 730 732
Targa Resources, 5.55%, 8/15/35  820 840
Transcontinental Gas Pipe Line, 3.95%, 5/15/50  1,880 1,457
Var Energi, 8.00%, 11/15/32 (1) 549 635
20,539
Industrial Other  0.7%
Booz Allen Hamilton, 5.95%, 8/4/33 (6) 739 779
Booz Allen Hamilton, 5.95%, 4/15/35 (6) 1,230 1,276
2,055
Technology  6.8%
AP Grange Holdings, 6.50%, 3/20/45, Acquisition Date: 6/12/24,
Cost $1,360 (2)(3)(7) 1,360 1,452
Broadcom, 2.45%, 2/15/31  2,430 2,230
Broadcom, 4.80%, 2/15/36  900 902
Cadence Design Systems, 4.70%, 9/10/34  2,028 2,037
Fiserv, 4.55%, 2/15/31  400 395
Fiserv, 5.25%, 8/11/35 (6) 1,440 1,443
Foundry JV Holdco, 6.10%, 1/25/36 (1) 200 212
Foundry JV Holdco, 6.20%, 1/25/37 (1) 200 213
Foundry JV Holdco, 6.25%, 1/25/35 (1) 200 215
Foundry JV Holdco, 6.40%, 1/25/38 (1) 320 344
Motorola Solutions, 5.55%, 8/15/35  1,670 1,740
Oracle, 4.80%, 9/26/32  600 590
Oracle, 5.20%, 9/26/35  1,525 1,491
Oracle, 5.95%, 9/26/55 (6) 1,589 1,476
Oracle, 6.10%, 9/26/65  765 708
Paychex, 5.35%, 4/15/32  1,335 1,388
Stripe, Series A, 5.04%, 9/26/30, Acquisition Date: 9/16/25,
Cost $720 (2)(3)(7) 720 720
Synopsys, 5.15%, 4/1/35  1,370 1,398
Synopsys, 5.70%, 4/1/55  440 440
WULF Compute, 7.75%, 10/15/30 (1) 450 465
19,859
Transportation  1.0%
Burlington Northern Santa Fe, 5.50%, 3/15/55  1,400 1,402
Transurban Finance, 2.45%, 3/16/31 (1) 1,735 1,591
2,993
Total Industrial 119,286
UTILITY  9.3%
Electric  7.3%
AES, 5.80%, 3/15/32  1,170 1,200
AES Andes, 6.25%, 3/14/32 (1) 240 250

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Appalachian Power, 5.65%, 4/1/34  1,440 1,508
Chile Electricity Mpc II, 5.58%, 10/20/35 (1) 1,564 1,613
Constellation Energy Generation, 5.75%, 3/15/54  665 667
Duke Energy, 5.70%, 9/15/55  994 990
Enel Finance International, 5.00%, 6/15/32 (1) 1,690 1,717
Eversource Energy, 5.85%, 4/15/31  207 218
FirstEnergy, 2.65%, 3/1/30  1,717 1,594
FirstEnergy, Series B, 2.25%, 9/1/30  318 288
Jersey Central Power & Light, 5.15%, 1/15/36 (1) 555 564
New York State Electric & Gas, 5.85%, 8/15/33 (1) 1,195 1,265
Niagara Mohawk Power, 4.647%, 10/3/30 (1) 220 221
Niagara Mohawk Power, 5.783%, 9/16/52 (1) 1,250 1,252
NRG Energy, 7.00%, 3/15/33 (1) 1,340 1,488
NSTAR Electric, 5.20%, 3/1/35  405 414
Pacific Gas & Electric, 3.50%, 8/1/50  358 246
Pacific Gas & Electric, 4.95%, 7/1/50  340 293
Pacific Gas & Electric, 5.05%, 10/15/32  1,145 1,154
Pacific Gas & Electric, 5.90%, 10/1/54  208 203
PSEG Power, 5.20%, 5/15/30 (1) 216 221
Vistra Operations, 5.70%, 12/30/34 (1) 1,632 1,684
Vistra Operations, 6.95%, 10/15/33 (1) 1,625 1,811
WEC Energy, 6.69%, 6/15/55, Acquisition Date: 12/16/24,
Cost $480 (2)(3)(7) 480 489
21,350
Natural Gas  2.0%
APA Infrastructure, 5.125%, 9/16/34 (1) 520 530
APA Infrastructure, 5.75%, 9/16/44 (1)(6) 700 709
Brooklyn Union Gas, 6.388%, 9/15/33 (1) 650 698
Engie, 5.625%, 4/10/34 (1)(6) 1,755 1,845
Snam, 5.00%, 5/28/30 (1) 990 1,013
Snam, 6.50%, 5/28/55 (1) 335 361
Southern California Gas, 5.45%, 6/15/35  625 652
5,808
Total Utility 27,158
Total Corporate Bonds
(Cost $241,978) 245,584
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES  3.4%
Owned No Guarantee  1.1%
DP World, 5.25%, 12/24/29  2,750 2,805
Ma'aden Sukuk, 5.50%, 2/13/35 (1) 419 437
3,242

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
Sovereign  1.3%
Eagle Funding Luxco, 5.50%, 8/17/30 (1) 970 986
State of Kuwait, 4.136%, 10/9/30 (1)(6) 2,900 2,904
3,890
Supranational  1.0%
Africa Finance, 5.55%, 10/8/29 (1) 2,335 2,385
Corp. Andina de Fomento, VR, 6.75% (1)(4)(5) 400 409
2,794
Total Foreign Government Obligations & Municipalities
(Cost $9,777) 9,926
MUNICIPAL SECURITIES  0.8%
Puerto Rico  0.7%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (8) 3,010 1,926
1,926
Virginia  0.1%
Williamsburg Economic Dev. Auth., Colonial Williamsburg
Foundation Project, 4.957%, 11/1/35  425 430
430
Total Municipal Securities
(Cost $2,118) 2,356
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES  0.2%
Collateralized Mortgage Obligations  0.2%
Bayview Financing Trust
Series 2024-2F, Class A, CMO, ARM, 6.954%, 9/25/29, Acquisition
Date: 8/29/24, Cost $604 (2)(3) 605 608
Total Non-U.S. Government Mortgage-Backed Securities
(Cost $604) 608
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED)  3.6%
U.S. Treasury Obligations  3.6%
U.S. Treasury Bonds, 4.125%, 8/15/53  825 752
U.S. Treasury Bonds, 4.75%, 8/15/55 (9) 6,225 6,303
U.S. Treasury Bonds, 5.00%, 5/15/45  3,415 3,580
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed)
(Cost $10,522) 10,635

T. ROWE PRICE Corporate Income Fund

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Government Reserve Fund, 4.02% (10)(11) 2,819 2,819
Total Short-Term Investments
(Cost $2,819) 2,819
SECURITIES LENDING COLLATERAL  2.4%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 2.4%
Money Market Funds 2.4%
T. Rowe Price Treasury Reserve Fund, 3.99% (10)(11) 6,997 6,997
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust Company 6,997
Total Securities Lending Collateral
(Cost $6,997) 6,997
Total Investments in Securities
101.1% of Net Assets
(Cost $291,749) $ 295,678
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $114,831 and represents 39.3% of net assets.
(2) See Note 2. Level 3 in fair value hierarchy.
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $4,305 and represents 1.5% of net assets.
(4) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(5) Perpetual security with no stated maturity date.

T. ROWE PRICE Corporate Income Fund

.
.
.
.
.
.
.
.
.
.
(6) See Note 4 . All or a portion of this security is on loan at November 30, 2025.
(7) Non-income producing
(8) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(9) At November 30, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Seven-day yield
(11) Affiliated Companies
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CMO Collateralized Mortgage Obligation
GO General Obligation
SOFR Secured overnight financing rate
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
SWAPS 0.6%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.2%
Credit Default Swaps, Protection Sold 0.2%
Goldman Sachs, Protection Sold
(Relevant Credit: Markit CDX.NA.IG-S45,
5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/30 14,300 559 533 26
Total Bilateral Credit Default Swaps, Protection
Sold 533 26
Total Return Swaps 0.0%
JPMorgan Chase, Receive Underlying
Reference: Apollo Debt Solutions at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 142 3 3 —
JPMorgan Chase, Receive Underlying
Reference: Ares Capital at Maturity, Pay
Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 220 4 2 2
JPMorgan Chase, Receive Underlying
Reference: Ares Strategic Income Fund
at Maturity, Pay Variable 4.435% (SOFR
+ 0.48%) at Maturity, 2/23/26 51 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Bain Capital Specialty
Finance at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 47 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Blackstone Secured Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 66 1 — 1
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 350 10 7 3
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 218 3 3 —
JPMorgan Chase, Receive Underlying
Reference: Blue Owl Credit Income at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 134 1 1 —

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)**
Unrealized
$ Gain/(Loss)
JPMorgan Chase, Receive Underlying
Reference: Carlyle Secured Lending at
Maturity, Pay Variable 4.435% (SOFR +
0.48%) at Maturity, 2/23/26 46 1 1 —
JPMorgan Chase, Receive Underlying
Reference: Goldman Sachs Private
Credit at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 71 — — —
JPMorgan Chase, Receive Underlying
Reference: Hercules Capital at Maturity,
Pay Variable 4.435% (SOFR + 0.48%) at
Maturity, 2/23/26 61 1 1 —
JPMorgan Chase, Receive Underlying
Reference: HPS Corporate Lending
Fund at Maturity, Pay Variable 4.435%
(SOFR + 0.48%) at Maturity, 2/23/26 67 1 1 —
Total Bilateral Total Return Swaps 21 6
Total Bilateral Swaps 554 32
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.4%
Credit Default Swaps, Protection Bought (0.0)%
Protection Bought (Relevant Credit:
Tesla), Pay 1.00% Quarterly, Receive
upon credit default, 6/20/26 1,880 (12) 73 (85)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (85)
Credit Default Swaps, Protection Sold 0.4%
Protection Sold (Relevant Credit:
Freeport-McMoRan, Baa2*), Receive
1.00% Quarterly, Pay upon credit default,
12/20/28 * 2,760 53 (9) 62
Protection Sold (Relevant Credit: Markit
CDX.NA.IG-S45, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/30 43,631 1,066 1,012 54

T. ROWE PRICE Corporate Income Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: Oracle,
Baa2*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/30 * 4,424 (36) 54 (90)
Total Centrally Cleared Credit Default Swaps,
Protection Sold 26
Total Centrally Cleared Swaps (59)
Net payments (receipts) of variation margin to date 69
Variation margin receivable (payable) on centrally cleared swaps $ 10
* Credit ratings as of November 30, 2025. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $95.

T. ROWE PRICE Corporate Income Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 101 U.S. Treasury Notes two year contracts 3/26 21,095 $ (6)
Long, 40 Ultra U.S. Treasury Bonds contracts 3/26 4,837 31
Short, 24 Ultra U.S. Treasury Notes ten year
contracts 3/26 (2,789) (9)
Net payments (receipts) of variation margin to date (35)
Variation margin receivable (payable) on open futures contracts $ (19)

T. ROWE PRICE Corporate Income Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended November 30, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.02% $ — $ — $ 98++
T. Rowe Price Treasury Reserve Fund, 3.99% — — —++
Totals $ —# $ — $ 98+
Supplementary Investment Schedule
Affiliate
Value
5/31/25
Purchase
Cost
Sales
Cost
Value
11/30/25
T. Rowe Price Government
Reserve Fund, 4.02% $ 9,506  ¤  ¤ $ 2,819
T. Rowe Price Treasury
Reserve Fund, 3.99% —  ¤  ¤ 6,997
Total $ 9,816^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $98 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $9,816.

T. ROWE PRICE Corporate Income Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $291,749) $ 295,678
Interest receivable 3,309
Bilateral swap premiums paid 554
Receivable for shares sold 393
Receivable for investment securities sold 201
Unrealized gain on bilateral swaps 32
Cash 26
Variation margin receivable on centrally cleared swaps 10
Foreign currency (cost $6) 6
Other assets 57
Total assets 300,266
Liabilities
Obligation to return securities lending collateral 6,997
Payable for investment securities purchased 200
Payable for shares redeemed 191
Investment management fees payable 84
Variation margin payable on futures contracts 19
Due to affiliates 14
Other liabilities 210
Total liabilities 7,715
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 292,551

T. ROWE PRICE Corporate Income Fund
November 30, 2025 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ (118,884)
Paid-in capital applicable to 35,607,627 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 411,435
NET ASSETS $ 292,551
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $120,369; Shares outstanding: 14,658,687) $ 8.21
I Class
(Net assets: $172,129; Shares outstanding: 20,942,446) $ 8.22
Z Class
(Net assets: $53; Shares outstanding: 6,494) $ 8.21

T. ROWE PRICE Corporate Income Fund
Unaudited
Statement of Operations

($000s)
6 Months
Ended
11/30/25
Investment Income (Loss)
Income
.
  Interest $ 7,505
Dividend 106
Securities lending 8
Total income 7,619
Expenses
Investment management 511
Shareholder servicing
Investor Class $ 182
I Class 38 220
Prospectus and shareholder reports
Investor Class 12
I Class 4 16
Custody and accounting 118
Registration 31
Legal and audit 22
Directors 1
Miscellaneous 12
Waived / paid by Price Associates (243)
Total expenses 688
Net investment income 6,931

T. ROWE PRICE Corporate Income Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,003)
Futures 400
Swaps 204
Options written 38
Foreign currency transactions 1
Net realized loss (360)
Change in net unrealized gain / loss
Securities 9,973
Futures (91)
Swaps (39)
Other assets and liabilities denominated in foreign currencies (10)
Change in net unrealized gain / loss 9,833
Net realized and unrealized gain / loss 9,473
INCREASE IN NET ASSETS FROM OPERATIONS $ 16,404

T. ROWE PRICE Corporate Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 6,931 $ 25,712
Net realized loss (360) (8,788)
Change in net unrealized gain / loss 9,833 14,732
Increase in net assets from operations 16,404 31,656
Distributions to shareholders
Net earnings
Investor Class (2,811) (5,963)
I Class (4,022) (7,658)
Z Class (161) (12,422)
Decrease in net assets from distributions (6,994) (26,043)
Capital share transactions
*
Shares sold
Investor Class 13,111 21,009
I Class 17,796 21,825
Z Class 52 4,920
Distributions reinvested
Investor Class 2,565 5,445
I Class 3,419 6,586
Z Class – 12,350
Shares redeemed
Investor Class (15,464) (38,139)
I Class (9,450) (23,536)
Z Class (59,978) (226,708)
Decrease in net assets from capital share
transactions (47,949) (216,248)

T. ROWE PRICE Corporate Income Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
11/30/25
Year
Ended
5/31/25
Net Assets
Decrease during period (38,539) (210,635)
Beginning of period 331,090 541,725
End of period $ 292,551 $ 331,090
*Share information (000s)
Shares sold
Investor Class 1,611 2,606
I Class 2,185 2,716
Z Class 6 607
Distributions reinvested
Investor Class 315 676
I Class 420 817
Z Class – 1,532
Shares redeemed
Investor Class (1,902) (4,742)
I Class (1,162) (2,929)
Z Class (7,486) (28,301)
Decrease in shares outstanding (6,013) (27,018)

T. ROWE PRICE Corporate Income Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Corporate Income Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The Corporate
Income Fund, Inc. (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide high income and some capital growth. The fund has three classes of shares: the Corporate
Income Fund, Inc. (Investor Class), the Corporate Income Fund–I Class
(I Class) and the Corporate Income Fund–Z Class (Z Class). I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The Z Class is only available to funds advised by
T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and

T. ROWE PRICE Corporate Income Fund

capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes and investment income are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting
Standards Update (ASU), ASU 2023-09, Income Taxes (Topic 740) –
Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as

T. ROWE PRICE Corporate Income Fund

disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Corporate Income Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities are generally traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.

T. ROWE PRICE Corporate Income Fund

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Corporate Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 22,917 $ — $ 22,917
Asset-Backed Securities — 15,647 336 15,983
Convertible Preferred Stocks 770 — — 770
Corporate Bonds — 242,223 3,361 245,584
Non-U.S. Government
Mortgage-Backed Securities — — 608 608
Short-Term Investments 2,819 — — 2,819
Securities Lending Collateral 6,997 — — 6,997
Total Securities 10,586 280,787 4,305 295,678
Swaps* — 702 — 702
Futures Contracts* 31 — — 31
Total $ 10,617 $ 281,489 $ 4,305 $ 296,411
Liabilities
Swaps* $ — $ 175 $ — $ 175
Futures Contracts* 15 — — 15
Total $ 15 $ 175 $ — $ 190
1
Includes Foreign Government Obligations & Municipalities, Municipal Securities and U.S.
Government Agency Obligations (Excluding Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

Following is a reconciliation of the fund’s Level 3 holdings for the six months ended
November 30, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on
Level 3 instruments held at November 30, 2025, totaled $105,000 for the six months ended November 30, 2025.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended November 30, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of
Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Beginning
Balance
5/31/25
Gain
(Loss)
During
Period
Total
Purchases
Total
Sales
Ending
Balance
11/30/25
Investment in Securities
Asset-Backed Securities $ 338 $ 2 $ — $ (4) $ 336
Corporate Bonds 1,840 100 1,421 — 3,361
Non-U.S. Government
Mortgage-Backed Securities 654 3 — (49) 608
Total $ 2,832 $ 105 $ 1,421 $ (53) $ 4,305

T. ROWE PRICE Corporate Income Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
November 30, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 31
Credit derivatives Bilateral Swaps and Premiums,
Centrally Cleared Swaps 702
*
Total $ 733
*
Liabilities
Interest rate derivatives Futures $ 15
Credit derivatives Centrally Cleared Swaps 175
Total $ 190
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the value reflected on the accompanying Statement of
Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Corporate Income Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended November 30, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements
(MNAs) with certain counterparties that permit net settlement under specified
($000s)
Location of Gain (Loss) on Statement of Operations
Securities^
Options
Written Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (328) $ — $ 400 $ 21 $ 93
Credit derivatives (75) 38 — 183 146
Total $ (403) $ 38 $ 400 $ 204 $ 239
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ 66 $ — $ (91) $ — $ (25)
Credit derivatives — — — (39) (39)
Total $ 66 $ — $ (91) $ (39) $ (64)
^ Options purchased are reported as securities.

T. ROWE PRICE Corporate Income Fund

conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of International
Swaps and Derivatives Association master agreements (ISDAs), with a Credit
Support Annex (CSA), if any, that governs the collateralization process, or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, such as Additional
Termination Events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled. ISDAs typically include collateral agreements, such as a CSA, whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of November 30, 2025, no collateral had been pledged or posted by the fund to counterparties for bilateral derivatives. As of

T. ROWE PRICE Corporate Income Fund

November 30, 2025, collateral pledged by counterparties to the fund for bilateral derivatives consisted of $400,000 cash. As of November 30, 2025, securities valued at $5,183,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended November 30, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 9% and
33% of net assets.
Options   The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses options to help manage such risks. The fund may use options to manage exposure to security prices, interest rates, foreign currencies, and credit quality; as an efficient means of adjusting exposure to all or a part of a target market; to enhance income;
as a cash management tool; or to adjust credit exposure. The fund may buy or sell options that can be settled either directly with the counterparty (OTC options) or through a central clearinghouse (exchange-traded options). Options

T. ROWE PRICE Corporate Income Fund

are included in net assets at fair value, options purchased are included in
Investments in Securities, and options written are separately reflected as a liability on the accompanying Statement of Assets and Liabilities. Premiums on unexercised, expired options are recorded as realized gains or losses on the accompanying Statement of Operations; premiums on exercised options are recorded as an adjustment to the proceeds from the sale or cost of the purchase. The difference between the premium and the amount received or paid in a closing transaction is also treated as realized gain or loss on the accompanying Statement of Operations. In return for a premium paid, options on swaps give the holder the right, but not the obligation, to enter a specified swap contract on predefined terms. The exercise price of an option on a credit default swap is stated in terms of a specified spread that represents the cost of credit protection on the reference asset, including both the upfront premium to open the position and future periodic payments. The exercise price of an interest rate swap is stated in terms of a fixed interest rate; generally, there is no upfront payment to open the position. Risks related to the use of options include possible illiquidity of the options markets; trading restrictions imposed by an exchange or counterparty; possible failure of counterparties to meet the terms of the agreements; movements in the underlying asset values, interest rates and credit ratings; and, for options written, the potential for losses to exceed any premium received by the fund. During the six months ended
November 30, 2025, the volume of the fund’s activity in options, based on underlying notional amounts, was generally between 0% and 66% of net assets.
Swaps  The fund is subject to interest rate risk and credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risks. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying
Statement of Operations. For bilateral swaps, cash payments are made or

T. ROWE PRICE Corporate Income Fund

received by the fund on a periodic basis in accordance with contract terms;
unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of
Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract
(variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Interest rate swaps are agreements to exchange cash flows based on the difference between specified interest rates applied to a notional principal amount for a specified period of time. Risks related to the use of interest rate swaps include the potential for unanticipated movements in interest or currency rates, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Credit default swaps are agreements where one party (the protection buyer)
agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Generally, the payment risk for the seller of protection is inversely related to the current market price or credit rating of the underlying credit or the market value of the contract relative to the notional amount, which are indicators of the markets’ valuation of credit quality. As of November 30, 2025, the notional amount of protection sold by the fund totaled $65,115,000 (22.3% of net assets), which reflects the maximum potential amount the fund could be required to pay under such contracts. Risks related to the use of credit default swaps include the possible

T. ROWE PRICE Corporate Income Fund

inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
Total return swaps are agreements in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset (reference asset), such as an index, equity security, fixed income security or commodity-based exchange-
traded fund, which includes both the income it generates and any change in its value. Risks related to the use of total return swaps include the potential for unfavorable changes in the reference asset, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended November 30, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between
2% and 24% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan
obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically

T. ROWE PRICE Corporate Income Fund

have higher credit ratings and lower yields than the securities underlying the
CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities
(MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages;
accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S.
government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At November 30, 2025, the value of loaned securities was
$13,444,000; the aggregate value of collateral was $13,921,000 and consisted of cash collateral and related investments of $6,997,000 and U.S. government securities of $6,924,000.

T. ROWE PRICE Corporate Income Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $115,734,000 and $171,255,000, respectively, for the six months ended November 30, 2025. Purchases and sales of U.S. government securities aggregated $55,243,000 and $49,416,000, respectively, for the six months ended November 30, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of May 31, 2025, the fund had
$122,265,000 of available capital loss carryforwards.
At November 30, 2025, the cost of investments (including derivatives, if any) for federal income tax purposes was $293,549,000. Net unrealized gain aggregated
$3,802,000 at period-end, of which $6,794,000 related to appreciated investments and $2,992,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.07%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored

T. ROWE PRICE Corporate Income Fund

by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At November 30, 2025, the effective annual group fee rate was 0.28%.
The Investor Class is subject to a contractual expense limitation through the expense limitation date indicated in the table below. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board.
During the limitation period, Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. The class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1)
the expense limitation in place at the time such amounts were waived; or (2)
the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.

T. ROWE PRICE Corporate Income Fund

The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to
Price Associates during the six months ended November 30, 2025 as indicated
in the table below. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $805,000 remain subject to repayment by the fund at November 30, 2025. Any repayment of expenses previously waived/paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.
In addition, the fund has entered into service agreements with Price
Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan
Services, Inc. provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class. For the six months ended
November 30, 2025, expenses incurred pursuant to these service agreements were $61,000 for Price Associates; $174,000 for T. Rowe Price Services, Inc.;
and $4,000 for T. Rowe Price Retirement Plan Services, Inc. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
Investor
Class I Class Z Class
Expense limitation/I Class Limit 0.59% 0.05% 0.00%
Expense limitation date 07/31/27 07/31/27 N/A
(Waived)/repaid during the period ($000s) $(127) $(102) $(14)

T. ROWE PRICE Corporate Income Fund

T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of November 30, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 6,494 shares of the Z Class, representing 100% of the
Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the six months ended November 30, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price
Associates.
NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the

T. ROWE PRICE Corporate Income Fund

Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F112-051 1/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)  The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2) Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Corporate Income Fund, Inc.
By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	January 16, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	January 16, 2026